NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of dividends [line items]
Dividends declared for the year ended	$ 80	$ 75	$ 163	$ 151
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends declared for the year ended	1	2	3	3
Incentive Distribution
Disclosure of dividends [line items]
Dividends declared for the year ended	12	9	25	20
Non-participating Noncontrolling Interests
Disclosure of dividends [line items]
Dividends declared for the year ended	13	11	28	23
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends declared for the year ended	$ 67	$ 64	$ 135	$ 128